Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	June 30, 2020	December 31, 2019
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$207	$63
Foreign exchange forward contracts designated as hedging instruments	479	315

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(162)	(388)
Foreign exchange forward contracts designated as hedging instruments	(19)	(326)
	$505	$(336)